Law Offices

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, Pennsylvania  19103-7098

(215) 564-8000

February 8, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

In connection with the registration by the Aberdeen Funds, an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Aberdeen Fund’s registration statement on Form N-14, including exhibits (the “Registration Statement”).  This filing relates to the proposed acquisition of the assets and liabilities of certain investment portfolios of the Nationwide Mutual Funds (the “Acquired Funds”) by corresponding investment portfolios of the Aberdeen Funds (the “Acquiring Funds”).  The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Funds to approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Acquired Funds will be transferred to the corresponding Acquiring Funds of Aberdeen Funds.

Pursuant to Rule 488 under the 1933 Act, Aberdeen Funds hereby proposes that the Registration Statement become effective on March 10, 2008.  Upon effectiveness, Aberdeen Funds will make a 485(b) amendment to the Registration Statement in order to update references to the February 2007 prospectus and statement of additional information of the Nationwide Mutual Funds to February 2008.

Aberdeen Funds has previously registered an indefinite number of its shares under the Securities Act of 1933 (the “1933 Act”) pursuant to an election under Rule 24f-2 under the 1940 Act.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8006 or, in my absence, to Kenneth Greenberg, Esq. at (215) 564-8149.

Sincerely,

/s/ Katherine Mason
Katherine Mason, Esq.